Commitments and Contingencies - Investor Rights Agreement (Details) - PIPE Investor - CIK0001838821_ARYA Sciences Acquisition Corp IV - $ / shares			6 Months Ended	12 Months Ended
	Feb. 27, 2024	Feb. 13, 2024	Jun. 30, 2024	Dec. 31, 2023
Investor Rights Agreement
Lock-up period beginning on the Closing Date	365 days
Lock-up period after the Closing Date	6 months
Share price (in dollars per share)		$ 24
Number of trading days		20 days
Trading day threshold period		30 days
Class A ordinary shares
Investor Rights Agreement
Number of trading days	20 days		20 days	20 days
Trading day threshold period	30 days		30 days	30 days
Threshold period after initial Business Combination	150 days
Class A ordinary shares | Minimum
Investor Rights Agreement
Share price (in dollars per share)	$ 12		$ 12	$ 12
Threshold period after initial Business Combination			150 days	150 days